Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 4,424	Royalties	UNITED STATES	snj:US-ND	U.S. Federal Government—Office of Natural Resources Revenue [Member]	Onshore U.S. - North Dakota [Member]	Crude Oil and Natural Gas [Member]	Exploration and Production [Member]	Well
#: 2
	$ 576	Taxes	UNITED STATES		U.S. Federal Government—Department of Treasury [Member]	Entity Level Payment [Member]	Crude Oil and Natural Gas [Member]	Exploration and Production [Member]	Well